. Richard T. Choi Shareholder (202) 965-8127 rchoi@carltonfields.com May 3, 2022 BY EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Re: Everlake Assurance Company Everlake Assurance Company Variable Life Account (“Registrant”) Post-Effective Amendment to Form N-6 Registration Statement File Nos. 333-214403 and 811-23209 _ Commissioners: Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant, through counsel, certifies that: (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above-referenced registration statement; and (2) Registrant electronically filed the text of the Amendment with the Commission. Please direct any questions or comments to me at 202-965-8127. Sincerely /s/ Richard Choi Richard Choi ATTORNEYS AT LAW 1025 Thomas Jefferson Street, NW | Suite 400 West Washington, DC 20007-5208 202.965.8100 | fax 202.965.8104 www.carltonfields.com Atlanta Florham Park Hartford Los Angeles Miami New York Orlando Tallahassee Tampa Washington, DC West Palm Beach Carlton Fields, P.A. Carlton Fields, P.A. practices law in California through Carlton Fields, LLP.